Document and Entity Information	9 Months Ended
Sep. 30, 2022
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	DRAGONFLY ENERGY HOLDINGS CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001847986
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1